Share-Based Compensation	12 Months Ended
Jul. 01, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
SHARE-BASED COMPENSATION
The Company maintains several share-based compensation plans which are more fully described below. The following table shows the total compensation cost charged against income for these plans and the related tax benefits recognized in the Consolidated Statements of Income:

	July 1, 2017(1)	July 2, 2016(1)	June 27, 2015(1)
	(millions)
Share-based compensation expense	$76.1	$95.3	$94.4
Income tax benefit related to share-based compensation expense	24.4	28.6	28.5

(1)
During the fiscal years ended July 1, 2017 and July 2, 2016, the Company incurred $2.5 million (and $0.8 million of income tax benefit) and $8.5 million (and $2.4 million of income tax benefit) of share-based compensation expense under the Company's Operational Efficiency Plan, respectively, primarily as a result of the accelerated vesting of certain awards. During the fiscal year ended June 27, 2015, the Company incurred $5.5 million (and $2.0 million of income tax benefit) of share-based compensation expense under the Company's Transformation Plan. See Note 3, "Restructuring Activities," for more information.

Stock-Based Plans
The Company maintains the Amended and Restated 2010 Stock Incentive Plan to award stock options and shares to certain members of management and the outside members of its Board of Directors (“Board”). The Company maintains the 2000 Stock Incentive Plan and the 2004 Stock Incentive Plan for awards granted prior to the establishment of the 2010 Stock Incentive Plan. These plans were approved by the Company's stockholders. The exercise price of each stock option equals 100% of the market price of the Company's stock on the date of grant and generally has a maximum term of 10 years. Stock options and service based share awards that are granted as part of the annual compensation process generally vest ratably over three years. Stock option and share awards are subject to forfeiture until completion of the vesting period, which ranges from one to three years. The Company issues new shares upon the exercise of stock options or vesting of share awards.
Stock Options
A summary of stock option activity during the year ended July 1, 2017 is as follows:

	Number of Options Outstanding	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	(millions)			(millions)
Outstanding at July 2, 2016	15.1	$40.18
Granted	3.6	39.87
Exercised	(2.1)	41.69
Forfeited or expired	(1.6)	41.53
Outstanding at July 1, 2017	15.0	39.75	6.2	$118.6
Vested and expected to vest at July 1, 2017	14.7	42.39	6.1	113.9
Exercisable at July 1, 2017	8.5	44.55	4.7	116.8

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model and the following weighted-average assumptions:

	July 1, 2017	July 2, 2016	June 27, 2015
Expected term (years)	4.4	4.2	3.6
Expected volatility	30.5%	32.2%	31.9%
Risk-free interest rate	1.1%	1.4%	1.1%
Dividend yield	3.4%	4.3%	3.7%

The expected term of options represents the period of time that the options granted are expected to be outstanding and is based on historical experience. Expected volatility is based on historical volatility of the Company’s stock as well as the implied volatility from publicly traded options on the Company's stock. The risk free interest rate is based on the zero-coupon U.S. Treasury issue as of the date of the grant. Dividend yield is based on the current expected annual dividend per share and the Company’s stock price.
The weighted-average grant-date fair value of options granted during fiscal 2017, fiscal 2016 and fiscal 2015 was $7.36, $5.65, and $6.41, respectively. The total intrinsic value of options exercised during fiscal 2017, fiscal 2016 and fiscal 2015 was $15.4 million, $6.2 million, and $12.1 million, respectively. The total cash received from option exercises was $68.2 million, $25.7 million, and $32.4 million in fiscal 2017, fiscal 2016 and fiscal 2015, respectively, and the cash tax benefit realized for the tax deductions from these option exercises was $4.9 million, $2.3 million, and $4.7 million, respectively.
At July 1, 2017, $22.3 million of total unrecognized compensation cost related to non-vested stock option awards is expected to be recognized over a weighted-average period of 1.1 years.
Service-based Restricted Stock Unit Awards (“RSUs”)
A summary of service-based RSU activity during the year ended July 1, 2017 is as follows:

	Number of Non-vested RSUs	Weighted- Average Grant- Date Fair Value per RSU
	(millions)
Non-vested at July 2, 2016	3.7	$49.06
Granted	2.1	39.57
Vested	(1.8)	39.18
Forfeited	(0.5)	35.33
Non-vested at July 1, 2017	3.5	50.28

At July 1, 2017, $60.6 million of total unrecognized compensation cost related to non-vested share awards is expected to be recognized over a weighted-average period of 1.1 years.
The weighted-average grant-date fair value of share awards granted during fiscal 2017, fiscal 2016 and fiscal 2015 was $39.57, $31.65 and $36.38, respectively. The total fair value of shares vested during fiscal 2017, fiscal 2016 and fiscal 2015 was $68.9 million, $45.8 million and $48.4 million, respectively.
Performance-based Restricted Stock Unit Awards (“PRSU”)
The Company grants PRSUs to key executives, the vesting of which is subject to the executive’s continuing employment and the Company's achievement of certain performance goals. A summary of PRSU activity during the year ended July 1, 2017 is as follows:

	Number of Non-vested PRSUs	Weighted- Average Grant- Date Fair Value per PRSU
	(millions)
Non-vested at July 2, 2016	1.4	$38.67
Granted	0.3	39.61
Change due to performance condition achievement(1)	(0.1)	53.58
Vested(1)	—	39.72
Forfeited	(0.1)	40.16
Non-vested at July 1, 2017	1.5	37.78

(1) During fiscal 2017, there was less than 0.1 million shares of PRSU activity due to changes in performance conditions and shares vested, individually and in the aggregate.
At July 1, 2017, $9.8 million of total unrecognized compensation cost related to non-vested share awards is expected to be recognized over a weighted-average period of 0.9 years.
The weighted-average grant-date fair value of share awards granted during fiscal 2017, fiscal 2016 and fiscal 2015 was $39.61, $31.67 and $36.43, respectively. The total fair value of awards that vested during fiscal 2017, fiscal 2016 and fiscal 2015 was $0.9 million, $1.4 million and $2.5 million, respectively.
During the fiscal years ended July 1, 2017 and July 2, 2016, the Company granted 0.3 million shares (with a fair value of $10.0 million) and 0.4 million shares (with a fair value of $11.6 million) of common stock to executives, respectively. The shares are subject to a three-year cliff vesting, subject to the employee's continuing employment and the Company's achievement of the performance goals established at the beginning of the performance period. The fair value of the PRSU's is based on the price of the Company's common stock on the date of grant.
Included in the non-vested amount at July 1, 2017 are approximately 0.6 million of PRSU awards that are based on performance criteria which compares the Company’s total stockholder return over the performance period to the total stockholder return of the companies included in the Standard & Poor’s 500 Index on the date of grant (excluding the Company). The remaining 0.9 million PRSU awards included in the non-vested amount are based on certain Company-specific financial and operational metrics.
In fiscal 2017, fiscal 2016 and fiscal 2015, the cash tax benefit realized for the tax deductions from all RSUs (service and performance-based) was $19.0 million, $14.2 million and $15.7 million, respectively.
Employee Stock Purchase Plan
Under the 2001 Employee Stock Purchase Plan, eligible employees are permitted to purchase a limited number of Company common shares at 85% of market value. Under this plan, the Company sold 0.1 million, 0.1 million, and 0.1 million shares to employees in fiscal 2017, fiscal 2016 and fiscal 2015, respectively. Compensation expense is calculated for the fair value of employees’ purchase rights using the Black-Scholes model and the following weighted-average assumptions:

	Fiscal Year Ended
	July 1, 2017	July 2, 2016	June 27, 2015
Expected term (years)	0.5	0.5	0.5
Expected volatility	24.7%	28.6%	26.4%
Risk-free interest rate	0.6%	0.3%	0.1%
Dividend yield	3.6%	4.1%	3.5%

The weighted-average fair value of the purchase rights granted during fiscal 2017, fiscal 2016 and fiscal 2015 was $8.08, $7.43, and $8.41, respectively. The Company issues new shares for employee stock purchases.